9. FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements Tables
Fair value measurement on recurring basis
	Level 1	Level 2	Level 3	Total
Long-term investments	$-	$-	$-	$-
Total	$-	$-	$-	$-

Derivative liabilities	$-	$-	$752,708	$752,708
Total	$-	$-	$752,708	$752,708

Summary of changes in the fair value of derivative liabilities
Derivative Liability
Balance, December 31, 2011	$237,395

Transfers in (out) at mark-market value on date of payoff	(209,487)

Transfers in upon initial fair value of derivative liability	337,615

Loss from change in fair value of derivative liability	387,185

Balance, September 30, 2012	$752,708

Total loss for the period included in earnings relating to the liabilities held at September 30, 2012	$(387,185)